Stock-based Compensation (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 24, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Stock-based Compensation
Stock-based compensation expense						$ 52
Stock-based compensation expenses				$ 947	$ 49	52
Contractual life				0 years	0 years
Unrecognized share-based compensation expenses related to share options granted		$ 1,436		$ 1,436		$ 656
Unrecognized share-based compensation expenses expected to be recognized over a weighted-average period				3 years 1 month 6 days		3 years 5 months 15 days
Board of Directors
Stock-based Compensation
Number of stock units granted	1,050,000
Stock options
Stock-based Compensation
Stock-based compensation expense		$ 39		$ 154
Stock-based compensation expenses			$ 4		$ 49
Stock options | Board of Directors
Stock-based Compensation
Number of stock units granted		505,000
Percentage of stock grants		100.00%
Stock units
Stock-based Compensation
Stock-based compensation expense		$ 793		$ 793